                                                THE AMERICAN HERITAGE FUND, INC.
                                             1370 Avenue of the Americas
   ADDRESS CORRECTION REQUESTED           New York, NY 10019
                                                BULK RATE
                                             U.S. POSTAGE
                                          PAID
                                       JERSEY CITY, NJ
                                    PERMIT NO. 412

                     THE
                     AMERICAN
LOGO                 HERITAGE
                     FUND, INC.
-------------------------------------
                     ANNUAL REPORT
                     May 31, 1999

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1999
---------------------------------------------------------

                     ASSETS
Investments in securities, at
  value (cost $13,165,842)........  $  4,386,795
Receivable for investment
  securities sold.................        19,184
Receivable for dividends and
  interest........................         6,573
Other assets......................        21,636
                                    ------------
  TOTAL ASSETS....................     4,434,188
                                    ------------
                  LIABILITIES
Payable for capital stock
  reacquired......................           700
Accrued advisory fees.............         4,750
Accrued expenses and other
  payables........................        80,325
                                    ------------
  TOTAL LIABILITIES...............        85,775
                                    ------------
Commitments & Contingencies                   --
                   NET ASSETS
Net assets (equivalent to $.28 per
  share based on 15,525,493 shares
  of capital stock outstanding)...  $  4,348,413
                                    ============
Composition of net assets:
Shares of capital stock...........       155,255
Paid in capital...................    60,474,759
Accumulated distributions in
  excess of net investment
  income..........................    (3,524,017)
Accumulated net realized loss on
  investments.....................   (43,978,538)
Net unrealized depreciation of
  investments.....................    (8,779,046)
                                    ------------
     NET ASSETS, May 31, 1999.....  $  4,348,413
                                    ============

                                Number of
                                 Shares        Value
-------------------------------------------------------

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  MAY 31, 1999
---------------------------------------------------------

                                Number of
                                 Shares        Value
-------------------------------------------------------
           COMMON STOCKS & WARRANTS - 98.05%
BANKS & FINANCE - .00%
Kouri Capital Group Inc.*+....   200,000    $         0
                                            -----------
BIOTECHNOLOGY - 75.03%
Direct Therapeutics, Inc.*+...   160,000         48,000
Senetek PLC Sponsored
  ADR*(+).....................  2,143,000     3,214,500
                                            -----------
                                              3,262,500
                                            -----------
COMMUNICATION & EQUIPMENT - 0.00%
American Satellite Network
  Inc. Wts*+..................     6,775              0
Millicom International
  Cellular SA Rights *(+)+....    27,100              0
                                            -----------
                                                      0
                                            -----------
COMPUTER EQUIPMENT & SOFTWARE - .01%
JTS Corporation*..............    85,000            425
Management Technologies
  Inc.*.......................    95,238             95
                                            -----------
                                                    520
                                            -----------
ENTERTAINMENT & LEISURE - .04%
Acclaim Entertainment Wts*....       646          1,615
Gold Star International Inc.
  Units*(+)+..................     5,000              0
                                            -----------
                                                  1,615
                                            -----------
ENVIRONMENTAL SERVICES - .06%
I D M Environmental
  Corporation*................     2,000          2,813
                                            -----------

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  MAY 31, 1999
                                  (Continued)
---------------------------------------------------------

                                Number of
                                 Shares        Value
-------------------------------------------------------
INDUSTRIAL PRODUCTS - .38%
Mark Solutions Inc.*..........    22,000    $    16,500
                                            -----------
MEDICAL TECHNOLOGY - 21.28%
A D M Tronics Unlimited
  Inc.*.......................  2,000,000       900,000
Life Medical Sciences Inc.*...    35,000         24,063
Life Medical Sciences Inc. Cl
  A Wts*......................    22,500          1,406
Medtrack Inc.*+...............   300,000              0
                                            -----------
                                                925,469
                                            -----------
PHARMACEUTICAL - 1.25%
Polydex Pharmaceuticals
  Ltd.*(+)....................    15,500         54,250
                                            -----------
TOTAL COMMON STOCKS & WARRANTS
  (Cost $12,915,214)..........              $ 4,263,667
                                            -----------
PREFERRED STOCKS - 0.00%
Medtrack Inc. Pf B+ (Cost
  $0).........................    30,000              0
                                            -----------

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  MAY 31, 1999
                                  (Continued)
---------------------------------------------------------

                                Number of
                                 Shares        Value
-------------------------------------------------------
BONDS AND NOTES - .52%
International Fast Food G-Bond
  9%, due 12/15/2007 (Cost
  $150,000)...................   150,000    $    22,500
                                            -----------
SHORT TERM INVESTMENTS - 2.31%
Star Treasury Fund (Cost
  $100,628)...................   100,628        100,628
                                            -----------
TOTAL SECURITIES (Cost $13,165,842)......
                                            $ 4,386,795
                                            ===========

  *  Non-income producing property
(+)  Foreign security
  +  Illiquid security

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 1999
---------------------------------------------------------

INVESTMENT INCOME:
Interest.........................  $     15,344
Dividends........................         2,512
                                   ------------
TOTAL INVESTMENT INCOME..........        17,856
                                   ------------
EXPENSES:
Investment advisory fees.........       103,112
Transfer agent fees..............        84,201
Legal fees.......................        58,757
Audit fees.......................        13,665
Custodian fees...................        33,264
Administrative fees..............       117,400
Fund accounting fees.............        45,187
Insurance........................        41,095
Postage and printing expense.....        76,752
Registration fees and expenses...        22,999
Directors' fees and expenses.....        10,000
Interest expense.................        83,696
Consulting and professional
  fees...........................           185
Rent.............................        35,853
Miscellaneous....................         3,669
                                   ------------
TOTAL EXPENSES...................       729,835
                                   ------------
Investment loss -- net...........      (711,979)
                                   ------------
Net realized loss on securities
  transactions...................      (953,216)
Net change in unrealized
  depreciation of investments....    (9,400,650)
                                   ------------
Net loss on investments..........   (10,353,866)
                                   ------------
Net decrease in net assets
  resulting from operations......  $(11,065,845)
                                   ============

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------

                            FOR THE YEAR   FOR THE YEAR
                               ENDED          ENDED
                            MAY 31, 1999   MAY 31, 1998
                            ------------   ------------
DECREASE IN NET ASSETS   FROM OPERATIONS:
Investment loss -- net....  $   (711,979)  $   (817,394)
Net realized loss on
  securities
  transactions............      (953,216)   (11,258,564)
Net change in unrealized
  appreciation
  (depreciation) of
  investments.............    (9,400,650)    13,742,853
                            ------------   ------------
Net increase (decrease) in
  net assets resulting
  from operations.........   (11,065,845)     1,666,895
Distributions to
  shareholders from --
  Investment
    income -- net.........             0              0
  Net realized gains on
    investments...........             0              0
  Return of capital.......             0              0
Capital share
  transactions............    (1,476,480)    (2,902,748)
                            ------------   ------------
  Net decrease in net
    assets................   (12,542,325)    (1,235,853)
NET ASSETS:
Beginning of period.......    16,890,738     18,126,591
                            ------------   ------------
End of period.............  $  4,348,413   $ 16,890,738
                            ============   ============

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 1999
---------------------------------------------------------
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
The American Heritage Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

SECURITY VALUATIONS
The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Foreign securities are converted to U.S. dollars using exchange rates at the close of the trading day. Securities for which market quotations are not readily available are valued as the Board of Directors or a committee composed of members of the Board of Directors, in good faith determines.

FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.

OPTION WRITING
When the Fund sells an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are treated by the Fund on the expiration date as realized gains from the sales of securities. The difference between the
---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 1999
                                  (Continued)
---------------------------------------------------------
premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, are also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT
AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives a fee of 1.25% of the Fund's first $100,000,000 average net asset value and 1% of such value on any additional net assets, computed daily and payable monthly. For the year ended May 31, 1999 AHMC received $103,112 in investment advisory fees. Heiko H. Thieme is the Fund's Chairman of the Board of Directors,

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 1999
                                  (Continued)
---------------------------------------------------------
Chief Executive Officer and Secretary. Heiko H. Thieme is also the Chairman of the Board of Directors, Chief Executive Officer and Secretary of AHMC, of which he owns 100% of the outstanding shares.

For the year ended May 31, 1999, the Fund paid brokerage commissions of $444,766 to Thieme Securities, Inc. of which Mr. Thieme is the owner.

The Fund has agreed to reimburse AHMC for office space utilized by the Fund. For the year ended May 31, 1999, the Fund reimbursed AHMC $35,853 for the use of its office space.

AHMC is also reimbursed for administrative personnel utilized by the Fund. Total reimbursement was $117,400 for the year ended May 31, 1999.

NOTE 3. INVESTMENTS

For the year ended May 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $152,078,573 and $155,763,361, respectively. The gross unrealized appreciation for all securities totaled $431,027 and the gross unrealized depreciation for all securities totaled $9,210,073, or a net unrealized depreciation of $8,779,046. The aggregate cost of securities for federal income tax purposes at May 31, 1999 was $13,165,842.

Net realized loss on investments for the year ended May 31, 1999 was $953,216. The components are as follows:

Long transactions                  $   (945,791)
Short sales transactions                 (7,425)
                                   ------------
                                   $   (953,216)
                                   ============

NOTE 4. RESTRICTED AND OTHER ILLIQUID SECURITIES

Investments in restricted securities and investments, where market quotations are not available, are valued at fair value as determined in good faith by the Board
---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 1999
                                  (Continued)
---------------------------------------------------------
of Directors, or a committee composed of members of the Board of Directors of the Fund.

The Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may be illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the Fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Directors based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.

Certain securities held by the Fund, which were restricted at the time of their acquisition, have been deemed to no longer be restricted for financial statement presentation purposes in reliance upon the provision of Rule 144 under the Securities Act of 1933.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 1999
                                  (Continued)
---------------------------------------------------------
absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

NOTE 5. CARRYOVERS

At May 31, 1999, the Fund had net capital loss carryforwards of approximately $43,901,000 expiring in 2003 through 2006 and net operating loss carryforwards of approximately $3,482,000, which begin to expire in 2000 through 2015.

NOTE 6. REDEMPTIONS

The Fund reserves the right to make payments for shares redeemed in cash or in kind.

NOTE 7. CAPITAL SHARE TRANSACTIONS

As of May 31, 1999 the total par value and paid in capital totaled $60,630,014.

Transactions in capital stock were as follows:

                           FOR THE YEAR ENDED           FOR THE YEAR ENDED
                              MAY 31, 1999                 MAY 31, 1998
                       --------------------------   --------------------------
                         SHARES         AMOUNT        SHARES         AMOUNT
                       -----------   ------------   -----------   ------------
Shares sold              2,706,299   $  1,341,120    12,381,297   $ 12,475,679
Shares issued in
 reinvestment of
 dividends                       0              0             0              0
Shares redeemed         (5,358,095)    (2,817,600)  (16,079,052)   (15,378,426)
                       -----------   ------------   -----------   ------------
Net decrease            (2,651,796)  $ (1,476,480)   (3,697,755)  $ (2,902,747)
                       ===========   ============   ===========   ============

NOTE 8. BANK LOANS

The Fund had a demand secured $10,000,000 bank line of credit which expired on October 31, 1998; borrowings under this arrangement bore interest at the bank's prime rate. Total interest paid on the credit line during the year ended May 31, 1999 totaled $83,696.
---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 1999
                                  (Continued)
---------------------------------------------------------

NOTE 9. CONTINGENCIES

On October 5, 1994, a shareholder of the Fund on behalf of himself and a purported class of others brought an action against the Fund, AHMC, Heiko H. Thieme and Richard K. Parker in the United States District Court for the Southern District of New York. Although the Fund cannot now determine the exact amount of the losses incurred by members of the purported class, the Fund believes that such losses do not exceed $25 million and could be less. The amount of the outstanding shares of the Fund has been rapidly diminishing since early 1994.

The Complaint alleged that certain registration statements and prospectuses of the Fund did not disclose certain risks involving the Fund's investments in restricted securities and companies having small capitalizations and which lack significant operating histories or established products and that the Fund invests significant amounts of money in such companies based "merely" on an interview between the company's executives and Mr. Thieme and a review of the companies' financial statements or products. The Complaint also alleged that certain assets of the Fund were overvalued. On September 11, 1995, the Court, in ruling on the Fund's Motion to Dismiss, dismissed the Complaint. The Court's Order permitted the Plaintiff to move the Court for leave to file an amended complaint limited to claims relating to the Fund's investments in restricted and other illiquid securities.

On July 11, 1996, the Court issued an Order permitting the Plaintiff to file an amended complaint. The amended complaint alleges that certain registration statements and prospectuses of the Fund failed to disclose certain risks regarding the Fund's investments in illiquid securities and that the Fund invested in illiquid securities in concentrations which exceeded the Fund's own investment restrictions and that the Fund improperly valued its illiquid securities. The amended complaint also alleges that the other defendants breached their fiduciary duties in connection with the

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 1999
                                  (Continued)
---------------------------------------------------------
Fund's investments in and valuation of illiquid securities and by the receipt of AHMC of substantial compensation for investment advice and that the Fund breached its own limitations with respect to illiquid securities and that the Fund changed investment policies without obtaining a shareholder vote.

The Plaintiff made a motion to permit the action to proceed as a class action and in which the Plaintiff would serve as the sole class representative of all persons who acquired shares of the Fund from July 1, 1993 through August 31, 1994. On August 1, 1997, the Court denied the Plaintiff's motion.

The Fund, after conferring with its special counsel, has concluded that the substantive allegations of the amended complaint are without merit. Although there can be no assurance of the outcome of the action, based upon the Fund's belief, the Fund has not established a reserve for potential losses other than the expenses of its defense. The Fund intends to vigorously defend the action.

The Plaintiff is seeking rescission or compensatory damages and pre-judgment interest thereon and the costs and expense of the litigation and such other and further relief as the Court may deem just and proper. The Fund's Officers and Directors are entitled to be indemnified by the Fund to the full extent permitted by law.

The Fund has borne expenses related to the above litigation which for the year ended May 31, 1999 totaled $3,886. As of May 31, 1999 the Fund has recovered a total of $171,310 from its insurance carrier relating to current and prior years expenses.

On August 4, 1995 the Fund commenced an action against Kouri Capital Group, Inc. ("KCG") and Pentti Kouri in the Supreme Court of the State of New York, County of New York. The action was based upon a Stock Purchase Agreement between the Fund and KCG pursuant to which KCG agreed to repurchase certain shares issued thereby and sold to the
---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 1999
                                  (Continued)
---------------------------------------------------------
Fund for $4,400,000. Such obligation of KCG was personally guaranteed by Mr. Kouri. Neither KCG nor Mr. Kouri has honored its or his obligation to the Fund. The Fund sought a recovery in the amount of $4,400,000 plus interest. The defendants denied the substantive allegations of the Complaint and asserted counterclaims which would declare their obligations to the Fund to have been terminated and to obtain damages in excess of $4,400,000. The Fund, after conferring with its special counsel, concluded that the substantive allegations of the counterclaims were without merit. Although there could be no assurance of the outcome of the action, based upon the Fund's belief, the Fund did not establish a reserve for potential losses other than the expense of its defense of the counterclaims. Upon agreement of the parties, the action has been dismissed without prejudice. In the event that the Fund is unable to reach a settlement of its claims acceptable to the Fund, the Fund intends to bring another action again KCG and Mr. Kouri. In such event, it can be expected that they will again assert counterclaims against the Fund.

The Fund has borne all expenses related to the above litigation. For the year ended May 31, 1999 there were no expenses relating to the litigation which were borne by the Fund.

NOTE 10. LIQUID SECURITIES AND CERTAIN OTHER RELATED PARTY TRANSACTIONS

Based solely on reported trading volume, the Fund's investments in the securities of Senetek PLC (Senetek) and ADM Tronics Unlimited, Inc. (ADM), which represented 74% and 21% of the Fund's net assets on May 31, 1999, respectively, would not be considered to be liquid. The Fund, however, has determined that the investments are liquid based primarily on reported trading volume and an offer from the Global Opportunity Fund Limited (Global) to purchase up to 1,000,000 shares of the Fund's 2,143,000 shares of Senetek and up to 1,500,000 shares of the Fund's 2,000,000 shares of ADM at the market

---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 1999
                                  (Continued)
---------------------------------------------------------
price at the time of purchase. Global is a foreign company. Heiko H. Thieme is the chief executive officer of both Global and the Fund and makes investment decisions for both of them. Global's offer will remain open until written notification of the withdrawal of the offer is received from Global or the offer is accepted by the Fund. Global has agreed that any litigation with respect to the offer be brought in the courts of New York County in the State of New York or the U.S. District Court for the Southern District of New York and agreed to waive any jurisdictional defense or any defense to the effect the offer and
---------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 1999
                                  (Continued)
---------------------------------------------------------
acceptance of it is not enforceable in accordance with its terms.

In January 1999, the Fund sold 500,000 shares of ADM for $484,375 and 600,000 shares of Senetek for $1,050,000 to Global.

NOTE 11. SUBSEQUENT EVENT

In November 1999, John O. Koehler, one of the then three members of the Fund's Board of Directors, resigned for personal reasons and was replaced by Stephen Swope.

                        THE AMERICAN HERITAGE FUND, INC.
                        FINANCIAL HIGHLIGHTS AND RELATED
                            RATIOS/SUPPLEMENTAL DATA
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                      FOR THE FISCAL YEARS ENDED MAY 31,
                              ----------------------------------------------------------------------------------
                                 1999          1998          1997          1996          1995           1994
                              -----------   -----------   -----------   -----------   -----------   ------------
Net asset value, beginning
of year.....................          .93   $       .83   $       .76   $       .63   $      1.19   $       1.42
Income from investment
  operations:
  Net investment income
    (loss)..................        (.04)         (.04)         (.03)         (.02)           .06            .19
  Net gains or (losses) on
    securities (both
    realized and
    unrealized).............        (.61)           .14           .10           .15         (.48)          (.35)
                              -----------   -----------   -----------   -----------   -----------   ------------
Total from investment
  operations................        (.65)           .10           .07           .13         (.42)          (.16)
Less distributions
  Dividends (from net
    investment income)......           --            --            --            --           .07             --
  Distributions (from
    capital gains)..........           --            --            --            --            --            .07
  Return of capital
    distribution............           --            --            --            --           .07             --
                              -----------   -----------   -----------   -----------   -----------   ------------
Net asset value, end of
  year......................  $       .28   $       .93   $       .83   $       .76   $       .63   $       1.19
                              ===========   ===========   ===========   ===========   ===========   ============
Total return................     (69.89)%        12.05%         9.21%        20.63%      (38.37)%       (12.49)%
Net assets, end of period...  $ 4,348,413   $16,890,738   $18,126,591   $21,429,753   $30,779,569   $101,036,392
Ratio of expenses to average
  net assets................        8.88%         5.85%         6.42%         6.25%         3.69%          2.41%
Ratio of net income (loss)
  to average net assets.....      (8.67)%       (4.08)%       (4.97)%       (3.53)%         6.55%          3.40%
Portfolio turnover rate.....       1,528%        1,180%          470%          606%          620%           434%

   The accompanying notes are an integral part of these financial statements.

LOGO
                                   MATHIESON
                                     AITKEN
                                  JEMISON, LLP

                          CERTIFIED PUBLIC ACCOUNTANTS

          16 SENTRY PARK WEST * SUITE 310 * BLUE BELL, PA 19422-2240 *
         (215) 643-3900 * FAX (215) 643-4030 * E-MAIL majcpa@majcpa.com


                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
American Heritage Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The American Heritage Fund, Inc., including the schedule of investments in securities, as of May 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights and related ratios/supplemental data for each of the five years in the period then ended. These financial statements, and financial highlights and related ratios/supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements, and the financial highlights and related ratios/supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and related ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights and related ratios supplemental data. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimated made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights and related ratios/supplemental data referred to above present fairly, in all material respects, the financial position of The American Heritage Fund, Inc. as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights and related ratios/supplemental data for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

   Mathieson Aitken Jemison, LLP

July 30, 1999, except for Notes 10 and 11, as to which the date is December 8, 1999

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